Leases (Details) - Schedule of supplemental balance sheet information related to leases - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Less: accumulated depreciation	$ (519,869)	$ (305,927)
Property and equipment, net	676,948	592,092
Software [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Property and equipment, gross	344,902	379,610
Equipment and furniture [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Property and equipment, gross	851,915	518,409
Subtotal [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Property and equipment, gross	$ 1,196,817	$ 898,019